Fair Value Measurements (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Fair Value Measurements [Line Items]
Schedule of Derivative Liability Measured at Fair Value Using Significant Unobservable Level 3 Inputs	As of September 30, 2024, the Company’s milestone payment liability was measured using level three inputs. The milestone payment liability relates to contingent milestone payments for the
REM-001
program that was acquired in the Adgero merger (note 1).

	September 30, 2024
Liability	Level 1	Level 2	Level 3
Milestone payment liability	—	—	188

$ (in thousands)
Balance - June 30, 2024	186
Change in fair value estimate	2

Balance - September 30, 2024	188

As of December 31, 2023, the Company’s milestone payment liability was measured using level 3 inputs. The milestone payment liability relates to contingent milestone payments for the
REM-001
program that was acquired in the Adgero merger (note 1).

	December 31, 2023
Liability	Level 1	Level 2	Level 3
Milestone payment liability	—	—	179

$ (in thousands)
Balance - June 30, 2023	166

Change in fair value estimate	13

Balance - December 31, 2023	179

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Fair Value Measurements [Line Items]
Schedule of Information About Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present information about financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values:

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Derivative Liability	$—	$—	$137,000	$137,000

Total Liabilities	$—	$—	$137,000	$137,000

Schedule of Derivative Liability Measured at Fair Value Using Significant Unobservable Level 3 Inputs
The following table presents activity for the Derivative Liability that were measured at fair value using significant unobservable Level 3 inputs during the years ended December 31, 2024 and, 2023:

Derivative Liability
Balance as of January 1, 2023	$—
Additions (make-whole provision in convertible notes agreement)	137,000
Change in fair value	—

Balance as of December 31, 2023	$137,000

Additions (make-whole provision in convertible notes agreement)	2,402,228
Change in fair value	313,772
Reclassification to additional paid-in capital	(2,853,000)

Balance as of December 31, 2024	$—